Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [member]	Accumulated deficit [member]	Shareholders' equity [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2024	$ 165,945	$ 9,151	$ 1,700	$ (121,893)	$ 54,903	$ 11,136	$ 66,039
Beginning balance, shares at Aug. 31, 2024	280,190,736
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 15)	$ 802	(802)
Shares issued for share-based payments, shares	1,909,928
Share-based compensation expense (Note 15)		1,513			1,513		1,513
Witholding tax impact on share-based payments		(219)			(219)		(219)
Net (loss) income for the period				(1,540)	(1,540)	1,736	196
Ending balance, value at Feb. 28, 2025	$ 166,747	9,643	1,700	(123,433)	54,657	12,872	67,529
Ending balance, shares at Feb. 28, 2025	282,100,664
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 15)	$ 1,254	(1,254)
Shares issued for share-based payments, shares	2,761,231
Share-based compensation expense (Note 15)		948			948		948
Witholding tax impact on share-based payments		(559)			(559)		(559)
Net (loss) income for the period				2,227	2,227	4,143	6,370
Ending balance, value at Aug. 31, 2025	$ 168,001	8,778	1,700	(121,206)	57,273	17,015	74,288
Ending balance, shares at Aug. 31, 2025	284,861,895
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 15)	$ 1,162	(1,162)
Shares issued for share-based payments, shares	2,619,812
Share-based compensation expense (Note 15)		1,080			1,080		1,080
Shares issued for cash (Notes 14 and 15)	$ 16				16		16
Shares issued for cash, shares	19,408
Stock options exercised (Notes 14 and 15)	$ 1,923	(913)			1,010		1,010
Stock options exercised, shares	3,529,440
Warrants exercised (Notes 14 and 15)	$ 53,204		(638)		52,566		52,566
Warrants exercised, shares	34,652,309
Fees paid to brokers (Notes 14 and 15)	$ (1,389)				(1,389)		(1,389)
Witholding tax impact on share-based payments		(872)			(872)		(872)
Net (loss) income for the period				(24,544)	(24,544)	10,271	(14,273)
Ending balance, value at Feb. 28, 2026	$ 222,917	$ 6,911	$ 1,062	$ (145,750)	$ 85,140	$ 27,286	$ 112,426
Ending balance, shares at Feb. 28, 2026	325,682,864